Summary of Significant Accounting Policies - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2023 CNY (¥) segment	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2023 USD ($)
Summary of Significant Accounting Policies
Maximum amount of underpayment tax	¥ 100,000
Number of reportable operating segments | segment	2
Contingent liabilities	¥ 1,034	¥ 0			$ 143
Interest or penalties		0	¥ 0	¥ 0
Unrecognized tax positions		¥ 0	¥ 0